Discontinued Operations - Additional Information (Detail) $ in Thousands					1 Months Ended	3 Months Ended
	Dec. 31, 2021 USD ($)	Apr. 01, 2021 USD ($)	Mar. 20, 2021 tranche	Jun. 12, 2020 USD ($)	Apr. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Mar. 30, 2021 USD ($)	Jun. 11, 2020 USD ($)
Spaceflight Inc [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group including discontinued operation consideration receivable				$ 31,600
Disposal group including discontinued operation purchase price settlement amount							$ 6,800
Number of settlement tranches | tranche			2
Amount awarded to other party tranche one		$ 2,000
Contractual refund					$ 3,900
Contractual refund settled with cash						$ 819
Working capital adjustment						$ 1,000
Spaceflight Inc [Member] | Forecast [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amount awarded to other party tranche two	$ 4,800
Discontinued Operations [Member] | M & Y Space [Member] | Launch Division [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity method investment ownership percentage								100.00%
Equity method investment ownership percentage disposed off				100.00%
Disposal group including discontinued operation consideration receivable								$ 31,600
Disposal group including discontinued operation adjustment of consideration receivable				$ 26,000
Disposal group including discontinued operation adjustment of consideration receivable unpaid accrued interest				200
Debt instrument forgiveness of interest				$ 500